Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments of deferred compensation plans held in trust	$ 49,481	$ 49,147
Long-term debt	91,250	147,500
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments of deferred compensation plans held in trust	49,481	49,147
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ 91,250	$ 147,500